ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2023
Organization and business overview
Schedule of subsidiaries of the Company
Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
IFSC Pte. Ltd. (“IFSC”)	March 18, 2016	100%	Singapore	Sale of facilities management software
Gaussian Robotics Pte. Ltd.	May 18, 2017	100%	Singapore	Provision of trading and maintenance of robotic equipment
Simpple Pte. Ltd.	October 13, 2020	100%	Singapore	Research and experimental development on environment and clean technologies
Simpple Australia Pty Ltd	September 6, 2023	100%	Australia	Sale of facilities management software